Investment in Associates - Summarized Financial Information of the Company's Material Associates (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of summarized financial information [line items]
Current assets		$ 22,999	$ 23,367
Non-current assets		183,637	195,973
Current liabilities		(33,066)	(37,156)
Non-current liabilities		(84,871)	(89,508)
Non-controlling interests		10,463	10,828
Revenue		59,768	59,380	$ 57,786	[1]
Profit (loss)		7,416	6,891	7,597
Other comprehensive income (loss)		(8,812)	3,876	(1,315)
Total comprehensive income/(loss)		(1,396)	10,767	$ 6,283
Castel [member]
Disclosure of summarized financial information [line items]
Current assets		3,411	3,854
Non-current assets		4,520	4,168
Current liabilities		(1,997)	(2,012)
Non-current liabilities		(586)	(540)
Non-controlling interests		(561)	(647)
Net assets	[2]	4,788	4,823
Revenue		5,329	5,273
Profit (loss)		654	585
Other comprehensive income (loss)		(206)	83
Total comprehensive income/(loss)		448	668
Anadolu Efes [member]
Disclosure of summarized financial information [line items]
Current assets		3,542	3,028
Non-current assets		6,361	3,590
Current liabilities		(2,985)	(2,462)
Non-current liabilities		(2,066)	(1,408)
Non-controlling interests		(2,424)	(1,457)
Net assets	[2]	2,428	1,291
Revenue		6,421	4,561
Profit (loss)		1,214	481
Other comprehensive income (loss)		(1,853)	212
Total comprehensive income/(loss)		$ (638)	$ 693

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.
[2]	The net assets are converted at the respective closing rates of December.